Securities (Summary of Proceeds and Realized Gain/(Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Securities [Abstract]
Gross proceeds from sales of securities	$ 14,631
Gross realized gains from called securities	43		2
Gross realized losses from called securities	$ (34)	$ (2)